Quarterly Holdings Report
for
Fidelity® SAI Inflation-Protected Bond Index Fund
March 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SPB-NPRT1-0525
1.9916286.100
U.S. Treasury Obligations - 99.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	1.87 to 2.44	150,449,510	86,610,728
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	1.94 to 2.56	152,861,691	86,661,939
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	1.97 to 2.49	40,426,027	24,705,059
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	1.82 to 2.30	157,998,124	121,613,356
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	1.87 to 2.40	157,326,132	126,497,459
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	1.92 to 2.50	128,663,601	97,718,959
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	1.91 to 2.32	157,793,518	119,525,978
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	1.94 to 2.34	66,336,361	52,371,779
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	1.84 to 2.08	189,048,861	145,403,223
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	1.90 to 2.30	97,979,212	74,619,410
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	1.90 to 2.59	195,677,141	170,475,758
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.83 to 2.34	132,293,669	110,162,792
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.41 to 1.95	131,732,107	133,903,220
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	1.79 to 2.18	67,992,252	68,759,309
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	1.76 to 2.22	92,158,559	93,012,649
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	1.90 to 2.34	131,130,662	125,908,146
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	1.78 to 1.94	120,299,976	123,367,486
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19	74,870,773	75,829,138
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	1.41 to 1.68	15,031,654	15,709,647
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	1.50 to 2.09	54,817,616	61,282,651
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	1.52 to 1.98	132,306,517	141,813,997
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.46 to 2.08	113,705,684	124,955,945
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	1.40 to 2.10	256,020,699	240,892,983
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	1.48 to 1.99	291,285,083	269,063,207
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	1.46 to 1.99	372,596,645	337,292,553
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	1.07 to 1.84	297,239,623	294,862,358
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	1.50 to 2.35	230,530,514	228,893,133
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	1.58 to 1.92	336,136,288	329,974,132
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	1.08 to 2.11	323,199,082	321,676,334
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	1.36 to 2.00	424,432,044	397,603,138
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	1.42 to 1.93	400,140,400	367,488,389
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	1.32 to 1.78	243,041,693	232,814,289
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	1.47 to 1.94	298,067,779	294,977,477
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	1.41 to 1.66	309,385,916	305,844,288
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	1.37 to 1.89	292,918,863	287,706,957
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	1.52 to 2.16	389,102,382	363,312,360
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	1.45 to 1.69	270,513,604	267,338,673
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	1.38 to 1.84	220,011,886	216,582,504
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.52 to 1.94	408,588,562	391,516,640
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.52 to 1.93	340,474,521	340,574,235
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.49 to 2.07	385,610,334	376,219,688
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.42 to 1.93	349,731,322	355,471,737
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.50 to 1.84	373,984,777	379,292,487
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.57 to 2.34	395,337,925	394,720,455
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.53 to 2.23	431,931,638	435,999,351
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	294,017,794	301,834,288
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.45 to 1.80	499,622,506	514,439,072
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.46 to 1.76	316,164,039	329,398,091
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,660,189,955)			10,756,697,447

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,179,881)	4.32	1,179,645	1,179,881

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $10,661,369,836)	10,757,877,328
NET OTHER ASSETS (LIABILITIES) - 0.2%	17,939,641
NET ASSETS - 100.0%	10,775,816,969

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,859,125	311,776,660	350,455,904	357,126	-	-	1,179,881	1,179,645	0.0%
Total	39,859,125	311,776,660	350,455,904	357,126	-	-	1,179,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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